Consolidated Income Statements $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 MXN ($) $ / shares	Dec. 31, 2021 MXN ($) $ / shares	Dec. 31, 2020 MXN ($) $ / shares
Condensed Income Statements, Captions [Line Items]
Revenues			$ 226,740	$ 194,804	$ 183,615
Cost of goods sold			126,440	106,206	100,804
Gross profit			100,300	88,598	82,811
Administrative expenses			11,263	9,012	7,891
Selling expenses			57,718	51,708	48,553
Other income			1,473	1,502	1,494
Other expenses			2,456	2,309	5,105
Interest expense			6,500	6,192	7,894
Interest income			2,411	932	1,047
Foreign exchange (loss) income, net			(324)	227	4
Gain on monetary position for subsidiaries in hyperinflationary economies			536	734	376
Market value (loss) gain on financial instruments			(672)	80	(212)
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method			25,787	22,852	16,077
Income taxes			6,547	6,609	5,428
Share in the profit (loss) of equity accounted investees, net of taxes			386	88	(281)
Consolidated net income			19,626	16,331	10,368
Attributable to:
Equity holders of the parent			19,034	15,708	10,307
Non-controlling interest			592	623	61
Consolidated net income			$ 19,626	$ 16,331	$ 10,368
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Basic controlling interest net income (per share) | $ / shares			$ 1.13	$ 0.93	$ 0.61
Diluted controlling interest net income (per share) | $ / shares			$ 1.13	$ 0.93	$ 0.61
Sale of products
Condensed Income Statements, Captions [Line Items]
Revenues			$ 226,222	$ 193,899	$ 181,520
Services rendered and Other operating revenues
Condensed Income Statements, Captions [Line Items]
Revenues			$ 518	$ 905	$ 2,095
Currency in which supplementary information is displayed
Condensed Income Statements, Captions [Line Items]
Revenues	[1]	$ 11,630
Cost of goods sold	[1]	6,485
Gross profit	[1]	5,145
Administrative expenses	[1]	578
Selling expenses	[1]	2,961
Other income	[1]	76
Other expenses	[1]	126
Interest expense	[1]	333
Interest income	[1]	124
Foreign exchange (loss) income, net	[1]	(17)
Gain on monetary position for subsidiaries in hyperinflationary economies	[1]	27
Market value (loss) gain on financial instruments	[1]	(34)
Income before income taxes and share of the profit of associates and joint ventures accounted for using the equity method	[1]	1,323
Income taxes	[1]	336
Share in the profit (loss) of equity accounted investees, net of taxes	[1]	20
Consolidated net income	[1]	1,007
Attributable to:
Equity holders of the parent	[1]	976
Non-controlling interest	[1]	30
Consolidated net income	[1]	$ 1,007
Earnings per share- Equity holders of the parent (U.S. dollars and Mexican pesos):
Basic controlling interest net income (per share) | $ / shares	[1]	$ 0.06
Diluted controlling interest net income (per share) | $ / shares	[1]	$ 0.06
Currency in which supplementary information is displayed | Sale of products
Condensed Income Statements, Captions [Line Items]
Revenues	[1]	$ 11,604
Currency in which supplementary information is displayed | Services rendered and Other operating revenues
Condensed Income Statements, Captions [Line Items]
Revenues	[1]	$ 27

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3